EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Equity Investments

(millions of Canadian $)	Ownership Interest at December 31, 2016	Income/(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2016	2015	2014	2016	2015

Canadian Natural Gas Pipelines
TQM	50.0%	12	12	12	71	72
U.S. Natural Gas Pipelines
Northern Border[1]	50.0%	92	85	76	597	664
Iroquois[2]	50.0%	54	51	43	309	238
Millennium[3]	47.5%	33	—	—	295	—
Pennant Midstream[3]	47.0%	6	—	—	246	—
Other	Various	29	26	24	93	31
Mexico Natural Gas Pipelines
Sur de Texas[4]	60.0%	(3)	—	—	255	—
Other[5]	Various	—	5	8	28	42
Liquids Pipelines
Grand Rapids	50.0%	(1)	—	—	876	542
Other	Various	—	—	—	39	16
Energy
Bruce Power[6,7]	48.5%	293	249	314	3,356	4,200
Portlands Energy	50.0%	33	30	36	313	321
ASTC Power Partnership	50.0%	(37)	(23)	8	—	21
Other	Various	3	5	1	66	67
		514	440	522	6,544	6,214

1
At December 31, 2016, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company is US$116 million (2015 – US$117 million) due to the fair value assessment of assets at the time of acquisition.

2
After the acquisition of an additional 4.87 per cent interest on March 31, 2016 and 0.65 per cent interest on May 1, 2016, TCPL has an ownership interest of 50.0 per cent in Iroquois. Prior to these acquisitions, TCPL had an ownership interest of 44.5 per cent. Refer to Note 26, Other acquisitions and dispositions for further information.

3	Acquired as part of Columbia. Reflects equity earnings from the date of acquisition to December 31, 2016.

4	TCPL has an ownership interest of 60.0 per cent in Sur de Texas, which is a jointly controlled entity resulting in equity accounting.

5	Includes TCPL's share of equity income from TransGas pipeline and Gas Pacifico/INNERGY. In November 2014, the Company sold its interest in Gas Pacifico/INNERGY.

6
As a result of TCPL's increased ownership in Bruce Power L.P. (Bruce B) and the merger of Bruce Power A L.P. (Bruce A) and Bruce B to form Bruce Power in December 2015, TCPL has an ownership interest in Bruce Power of 48.5 per cent. Prior to the acquisition and merger, TCPL applied equity accounting to its 48.9 per cent ownership interest in Bruce A and 31.6 per cent ownership interest in Bruce B. TCPL continues to apply equity accounting to Bruce Power. Refer to Note 26, Other acquisitions and dispositions for further information.

7
At December 31, 2016, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power is $942 million (2015 – $973 million) due to the fair value assessment of assets at the time of acquisitions.

Summary of Financial Information of Equity Investments

year ended December 31	2016	2015	2014
(millions of Canadian $)

Income
Revenues	4,336	4,337	4,814
Operating and other expenses	(3,143)	(3,254)	(3,489)
Net income	1,080	1,046	1,264
Net income attributable to TCPL	514	440	522

at December 31	2016	2015
(millions of Canadian $)

Balance Sheet
Current assets	1,669	1,530
Non-current assets	15,853	13,190
Current liabilities	(1,120)	(1,370)
Non-current liabilities	(5,867)	(3,116)